COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments required under operating leases, severance and employment agreements and service agreements
2017	$517,618
2018	266,591
2019	225,108
2020	15,932
thereafter	-

Total	$1,025,249

2017	$638,946
2018	257,591
2019	225,108
thereafter	-

Total	$1,121,645